Other Liabilities - Summary of Other Liabilities (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Noncurrent [Line Items]
Phantom stock incentive plan	$ 4,338	$ 3,217	$ 921
Payroll tax deferment	3,152	3,152
Software license agreement	2,168	234	1,284
Deferred revenue-non-current	1,932	2,001	1,160
Deferred rent		4,461	1,989
Fair value of interest rate swaps		18,359	5,110
Other	121	1,346	1,190
Total	$ 11,711	$ 32,770	$ 11,654